Marketable securities	12 Months Ended
Dec. 31, 2020
Marketable securities
Marketable securities

Note 21 - Marketable securities

Accounting policies

The Group’s Marketable securities portfolio comprises a investmetn in a bond portfolio. The investment is categorized as equity instruments held for trading. Consequently, the securities are classified at fair value through profit or loss. Refer to note 28, Financial risks.

A net fair value adjustment of DKK -2.1 million from marketable securities have been recognized in financial expenses, respectively, in 2020 (2019: DKK 0.8 million in financial income.